Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and cash equivalents	$ 1,670	$ 5,028
Prepaid expenses and other receivables	555	2,667
Total current assets	2,225	7,695
Non-current assets
Right-of-use asset		35
Other assets, including equipment, net		49
Total non-current assets		84
Total assets	2,225	7,779
Current liabilities
Accounts payable and accrued liabilities	1,100	2,836
Lease liability - current, including interest		40
Other current liabilities		3
Total current liabilities	1,100	2,879
Non-current liabilities
Lease liability - non-current		7
Warrant liability	1,952	1,564
Total non-current liabilities	1,952	1,571
Total liabilities	3,052	4,450
Shareholders’ Equity (Deficit)
Capital stock	221,800	219,499
Share option reserve	23,530	23,841
Accumulated deficit	(245,453)	(239,318)
Total equity (deficit) attributable to owners of the Company	(123)	4,022
Non-controlling interest	(704)	(693)
Total equity (deficit)	(827)	3,329
Total liabilities and equity (deficit)	$ 2,225	$ 7,779